Other payables and accrued liabilities (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Other payables and accrued liabilities	$ 4,475,696	¥ 31,458,765	¥ 14,129,987